Loss Per Share - Schedule of Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Numerator
Net loss		$ (13,288)	$ (8,538)	$ (4,556)
Less: net loss attributable to NCI		(114)
Net loss attributable to owners of the Company		$ (13,174)	$ (8,538)	$ (4,556)
Denominator:
Weighted average shares outstanding – basic (in Shares)	[1]	124,898,113	16,127,380	13,724,658
Weighted average shares outstanding – diluted (in Shares)	[1]	124,898,113	16,127,380	13,724,658
Basic loss per ordinary shares (in Dollars per share)		$ (0.11)	$ (0.53)	$ (0.33)
Diluted loss per ordinary shares (in Dollars per share)		$ (0.11)	$ (0.53)	$ (0.33)

[1]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 16)